OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of Prior Period, Balance sheet (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Sep. 27, 2020	Aug. 29, 2020	Dec. 29, 2019
Property, Plant and Equipment [Line Items]
Current portion of warrant liability		$ 52,580	$ 150,887
Total current liabilities	$ 129,441	200,109	671,383		$ 107,517
Non-current warrant liability		85,032
Total non-current liabilities	960,591	999,153			704,382
Total liabilities	1,090,032	1,199,262	797,887		$ 811,899
Additional paid-in capital (Successor)	941,003	793,461	473,387
Accumulated deficit (Successor)	(264,019)	(241,490)	(155,418)
Total stockholders' equity and members' equity (deficit)	678,743	552,908	318,233
Noncontrolling interest	798,460	831,994
Total equity	$ 1,477,203	1,384,902	1,263,592	$ 1,288,778
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total current liabilities		147,529	520,496
Total non-current liabilities		914,121
Total liabilities		1,061,650	647,000
Additional paid-in capital (Successor)		623,729	479,028
Accumulated deficit (Successor)		(22,401)	(10,172)
Total stockholders' equity and members' equity (deficit)		602,265	469,120
Noncontrolling interest		920,249
Total equity		1,522,514	1,414,479
Restated impact
Property, Plant and Equipment [Line Items]
Current portion of warrant liability		52,580	150,887
Total current liabilities		52,580	150,887
Non-current warrant liability		85,032
Total non-current liabilities		85,032
Total liabilities		137,612	150,887
Additional paid-in capital (Successor)		169,732	(5,641)
Accumulated deficit (Successor)		(219,089)	(145,246)	$ (5,600)
Total stockholders' equity and members' equity (deficit)		(49,357)	(150,887)
Noncontrolling interest		(88,255)
Total equity		$ (137,612)	$ (150,887)